Stock-Based Compensation (Details) - Schedule of the equity incentive plan RSU activity	6 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of The Equity Incentive Plan Rsu Activity Abstract
Number of Awards Outstanding,Unvested Balance | shares	432,666
Weighted- Average Grant Date Fair Value,Unvested Balance | $ / shares	$ 6.46
Number of Awards Outstanding,Retrospective application of recapitalization | shares	(82,240)
Weighted- Average Grant Date Fair Value,Retrospective application of recapitalization | $ / shares	$ 1.52
Number of Awards Outstanding,Adjusted, unvested balance | shares	350,426
Weighted- Average Grant Date Fair Value,Adjusted, unvested balance | $ / shares	$ 7.98
Number of Awards Outstanding,Granted | shares	2,036,629
Weighted- Average Grant Date Fair Value,Granted | $ / shares	$ 6.85
Number of Awards Outstanding,Vested | shares	(488,660)
VWeighted- Average Grant Date Fair Value,ested | $ / shares	$ 4.56
Number of Awards Outstanding,Forfeited | shares	(95,297)
Weighted- Average Grant Date Fair Value,Forfeited | $ / shares	$ 6.46
Number of Awards Outstanding,Unvested Balance | shares	1,803,098
Weighted- Average Grant Date Fair Value,Unvested Balance | $ / shares	$ 7.02